Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On October 4, 2023, the Sponsor deposited $22,949 in the Trust Account in connection with the extension of the business combination deadline.

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of the financial statements. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except for the subsequently paid shareholder redemptions as described in Note 1 and the uncertainty regarding impacts of recent disruptions in the U.S. Banking System described in Note 9.